Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Small & Mid Cap Growth Fund))	0 Months Ended
Feb. 28, 2012
Russell 2000 Growth Index
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
Russell 2500 Growth Index
Average Annual Return:
1 Year	(1.57%)
5 Years	2.89%
10 Years	5.23%
Russell MidCap Growth Index
Average Annual Return:
1 Year	(1.65%)
5 Years	2.44%
10 Years	5.29%
Class A
Average Annual Return:
1 Year	(5.43%)
5 Years	2.27%
10 Years	3.13%
Inception Date	Nov. 01, 2000
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.43%)
5 Years	1.59%
10 Years	2.70%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.53%)
5 Years	1.64%
10 Years	2.54%
Class B
Average Annual Return:
1 Year	(5.45%)
5 Years	2.29%
10 Years	3.25%
Inception Date	Nov. 01, 2000
Class C
Average Annual Return:
1 Year	(1.46%)
5 Years	2.68%
10 Years	2.92%
Inception Date	Nov. 01, 2000
Class N
Average Annual Return:
1 Year	(0.91%)
5 Years	3.24%
10 Years	3.46%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	0.88%
5 Years	4.09%
10 Years	4.35%
Inception Date	Nov. 01, 2000